Transamerica Asset Management, Inc. P.O. Box 9012 Clearwater, Florida 33758-9012 727-299-1800

June 14, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Partners Funds Group (the “Trust”)
(1933 Act File No.: 033-61810) (1940 Act File No.: 811-07674)

Ladies and Gentlemen:

On behalf of Transamerica Partners Small Growth (the “Fund”), a series of the Trust, we are filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), an exhibit containing risk/return summary information in an interactive data format that mirrors the risk/return summary information contained in the supplement filed with the Securities and Exchange Commission on May 24, 2012 pursuant to Rule 497(e) under the Securities Act (SEC Accession No. 0001193125-12-247216). Such supplement is incorporated by reference into this Rule 497 document. The purpose of the filing is to submit the 497(e) filing dated May 24, 2012 in XBRL for the Fund in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Please direct any questions concerning this filing to the undersigned at (727) 299-1836.

Sincerely,

/s/ Tanya L. Goins

Tanya L. Goins

Vice President and Senior Counsel

Transamerica Asset Management